    GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY
                          PARAGON SEPARATE ACCOUNT B
                          PARAGON SEPARATE ACCOUNT D

                       Supplement dated November 1, 2006
                                    to the
                Prospectuses dated May 1, 2006, as supplemented

This supplement updates certain information in the prospectuses for the above group variable universal life insurance policies, as periodically supplemented. You should read and retain this supplement.

On or about November 3, 2006, the Money Market VIP Portfolio of the DWS Variable Series I will merge into the DWS Money Market VIP Portfolio of the DWS Variable Series II. The DWS Money Market VIP Portfolio of the DWS Variable Series II is the investment option available in your policy.

The "Fee Table" in the prospectus is amended to delete the Money Market VIP Portfolio of the DWS Variable Series I and replace it with the following:

                                                                              Net Total
                                                      Gross                    Annual
                                                      Total     Amount of     Expenses
                           Management 12b-1  Other    Annual    Waiver or   (contractual
Fund                          Fees    Fees  Expenses Expenses Reimbursement arrangements)
----                       ---------- ----- -------- -------- ------------- -------------
DWS Money Market VIP
  (DWS Variable Series II)    0.46%   0.00%   0.06%    0.52%      0.00%         0.52%

"The Funds" in the prospectus is amended to delete the Money Market VIP Portfolio of the DWS Variable Series I and replace it with the following:

        Portfolio          Investment Manager                Investment Objective
        ---------          ------------------                --------------------
DWS Money Market VIP         Deutsche         The Portfolio seeks maximum current income to
  (DWS Variable Series II)   Investment       the extent consistent with stability of principal.
                             Management
                             Americas, Inc.